Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Assets measured at fair value on a recurring basis are as follows:

	Assets Measured at Fair Value at December 31, 2025
	Investments (at fair value)	Level 1	Level 2	Level 3
Mutual funds	$252,101,862	$252,101,862	—	—
Common stock - SPX Technologies, Inc. stock	249,252,699	249,252,699	—	—
Money market	7,505,185	7,505,185	—	—
Total assets in the fair value hierarchy	$508,859,746	$508,859,746	—	—

Investments measured at net asset value per share:
Common collective trust funds	588,107,175
Total investments at fair value	$1,096,966,921

	Assets Measured at Fair Value at December 31, 2024
	Investments (at fair value)	Level 1	Level 2	Level 3
Mutual funds	$230,333,902	$230,333,902	—	—
Common stock - SPX Technologies, Inc. stock	196,604,436	196,604,436	—	—
Money market and cash investments	6,392,366	6,392,366	—	—
Total assets in the fair value hierarchy	$433,330,704	$433,330,704	—	—

Investments measured at net asset value per share:
Common collective trust funds	531,887,724
Total investments at fair value	$965,218,428